Dividends - Summary of Dividends (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 R / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 R / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 R / shares	Dec. 31, 2017 R / shares
Disclosure of Dividends [line items]
Dividends declared per share | $ / shares	$ 0.16		$ 0.05		$ 0.06
Final Dividend [Member]
Disclosure of Dividends [line items]
Dividends declared per share				R 1		R 0.20	R 0.50
Dividend declared date	Feb. 12, 2020	Feb. 12, 2020
Interim Dividend [Member]
Disclosure of Dividends [line items]
Dividends declared per share		R 1.60		R 0.60		R 0.20
Approved dividend [member]
Disclosure of Dividends [line items]
Final dividend approved by the Board, Value		R 3.20
Dividend approved date	Feb. 17, 2021	Feb. 17, 2021